Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2023
Fidelity Asset Manager 30% | Return Before Taxes
Average Annual Return:
Past 1 year	(12.31%)
Past 5 years	2.62%
Past 10 years	4.02%
Fidelity Asset Manager 30% | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.57%)
Past 5 years	1.55%
Past 10 years	2.91%
Fidelity Asset Manager 30% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.86%)
Past 5 years	1.71%
Past 10 years	2.79%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0593
Average Annual Return:
Past 1 year	(11.57%)
Past 5 years	2.50%
Past 10 years	3.82%